Cash flow statement - Schedule of Non-Cash and Other Items (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Acquisition of Group Undertakings and Businesses [Line Items]
Interest expense on subordinated liabilities	£ 742	£ 720	£ 697
Hedging valuation adjustments on subordinated debt	(271)	141	(1,871)
Accretion of discounts and amortisation of premiums and issue costs	195	1,259	462
Revaluation of investment properties	(67)	87	511
Net gain on sale of financial assets at fair value through other comprehensive income	(7)	(122)	(92)
Share of post-tax results of associates and joint ventures	13	16	(10)
Net (credit) charge in respect of defined benefit schemes	(11)	(79)	125
Depreciation and amortisation	3,426	2,905	2,396
Other provision movements	(206)	(30)	(74)
Allowance for loan losses	431	303	1,522
Write-off of allowance for loan losses, net of recoveries	(1,029)	(1,115)	(759)
Impairment (credit) charge on undrawn balances	(51)	0	122
Financial assets at amortised cost	(3)	(2)	6
Transactions in own shares	(173)	103	(60)
Transfers to income statement from reserves	2,597	1,838	43
Foreign exchange impact on balance sheet	1	502	(286)
Other non-cash items	42	176	185
Total non-cash items	6,555	7,328	2,901
Contributions to defined benefit schemes	(175)	(1,345)	(2,533)
Payments in respect of regulatory and legal provisions	(401)	(378)	(625)
Other	11	17	13
Total other items	(565)	(1,706)	(3,145)
Non-cash and other items	5,990	5,622	(244)
Regulatory and legal provisions
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Acquisition of Group Undertakings and Businesses [Line Items]
Regulatory and legal provisions	899	675	255
Disposal of tangible fixed assets
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Acquisition of Group Undertakings and Businesses [Line Items]
Profit on disposal of tangible fixed assets	(36)	(61)	(121)
Loans and receivables
CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Acquisition of Group Undertakings and Businesses [Line Items]
Allowance for loan losses	£ 494	£ 315	£ 1,372